Post balance sheet events	12 Months Ended
Dec. 31, 2017
Post balance sheet events
Post balance sheet events

41 Post balance sheet events

There have been no other significant events between 31 December 2017 and the date of approval of these accounts which would require a change to or additional disclosure in the accounts.